Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,103,428.75
Previously Paid Amount
Total Fee Amount	10,786.08
Total Offset Amount
Net Fee	$ 10,786.08